Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended
		May 27, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 25, 2025	Jan. 30, 2025	Jan. 13, 2025	Jun. 30, 2025	May 30, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Proceeds from issuance of private placement (in Dollars)				$ 17,000
Shares issued	[1]							5,880,763		16,778
Warrant exercise price (in Dollars per share)								$ 0.00001
Ordinary shares, authorized	[1]							2,000,000,000		79,582
Ordinary shares, par value (in Dollars per share)
Ordinary shares ratio		one-for-250						1:250
Period for increment in reverse stock split								18 months
Number of warrants or rights agreed to be exchanged				15,705
Number of warrants to be issued upon exchange				15,705
Warrants liability (in Dollars)								$ 70
Finance expense (in Dollars)								3,139
Ordinary held share		250
Restricted stock units granted fair value (in Dollars)								$ 585
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised					660	800
Shares issuable for each warrant exercisable								1
Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants								141,667
Warrant exercise price (in Dollars per share)								$ 300
Warrants exercisable term								30 months
Warrants liability (in Dollars)								$ 14,752
Warrants issued recognized value (in Dollars)								2,248
Warrant [Member]
Shareholders’ Equity [Line Items]
Proceeds issuance costs (in Dollars)								1,903
Warrants issuance costs (in Dollars)								1,652
Additional paid in capital (in Dollars)								$ 251
Exchange Warrants [Member]
Shareholders’ Equity [Line Items]
Shares issuable for each warrant exercisable								15,705
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised								5,720,542	5,720,542
Ordinary shares issued					660	800
Ordinary Shares [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Shares issued								8,984
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Grant options							1,582
Ordinary Units [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Components of unit, number of warrants								1
Ordinary Units [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Components of unit, number of shares								1
Right of warrant, number of shares to be purchased								1
Pre-Funded Unit [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Components of unit, number of warrants								1
Pre-Funded Unit [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Components of unit, number of warrants								1
Pre-Funded Unit [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Right of warrant, number of shares to be purchased								1
Pre-Funded Warrants [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Prefunded Warrants								132,683
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Number of share issued							610
Vesting period							24 months
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Number of share issued							600
Chief Technology Officer [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Number of share issued							240
Vesting period							24 months
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Number of share issued							20
Vesting period							36 months
Company’s Scientific Advisory Board [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Vesting period							36 months
Before Shareholder Approval [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized								20,000,000
Ordinary shares, par value (in Dollars per share)
Private Placement [Member]
Shareholders’ Equity [Line Items]
Proceeds from issuance of private placement (in Dollars)			$ 17,000
Proceeds issuance costs (in Dollars)			$ 15,097
Additional paid in capital (in Dollars)								$ 9
Finance expense (in Dollars)								1,626
Private Placement [Member] | Exchange Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants liability (in Dollars)								$ 1,635
Private Placement [Member] | Ordinary Units [Member]
Shareholders’ Equity [Line Items]
Ordinary units				141,667
Purchase price per unit (in Dollars per share)				$ 120
Private Placement [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase price per unit (in Dollars per share)				$ 119.9975
Minimum [Member] | Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Number of share issued							12
Vesting period							24 months
Minimum [Member] | Company’s Scientific Advisory Board [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Number of share issued							13
Maximum [Member] | Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Number of share issued							60
Vesting period							36 months
Maximum [Member] | Company’s Scientific Advisory Board [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Number of share issued							52
2021 Plan [Member]
Shareholders’ Equity [Line Items]
Reserved for issuance							3,200
Share options outstanding								985
Placement Agent [Member] | Private Placement [Member]
Shareholders’ Equity [Line Items]
Percentage of aggregate gross proceeds								10.00%
Investor [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised								132,683	132,683
Investor [Member] | Series A Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised								140,833	140,833
Investor [Member] | Exchange Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised								12,967	12,967
Investor [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised								132,683	132,683
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Additional ordinary shares issued		316
Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued		1

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 4b.